Consolidated Statements of Comprehensive Income/(Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net (loss)/earnings per share	$ 0.01	$ (0.06)	$ (0.16)
Diluted weighted average number of ordinary shares	371,726,318	312,485,140	285,979,036